Segment Information - Net Revenues by Product Segment and by Product Line (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Net revenues	$ 16,128	$ 12,761	$ 10,219
Product Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	16,108	12,739	10,206
ADG [Member] | Product Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	5,969	4,350	3,284
AMS [Member] | Product Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	4,911	4,587	3,858
MDG [Member] | Product Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	5,228	3,802	3,064
Others [Member]
Segment Reporting Information [Line Items]
Net revenues	$ 20	$ 22	$ 13